Accounts Receivable, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net [Abstract]
Bad debt expense	$ 387	$ 366	$ 206